Cash flow information	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Cash flow information
20.	Cash flow information

(a)	Reconciliation of net income to net cash flow generated from operating activities before interest and tax

	Year Ended December 31,
	2021	2020

Income (loss) for the year	$681,120	$494,642

Adjustments for:
Depreciation and amortization	165,366	181,260
Finance items:
Interest income	(2,998)	(17,349)
Interest and accretion expense	8,036	5,510
Unrealized foreign exchange (gain) loss	2,228	(4,297)
Inventory write down reversals	(3,465)	(2,703)
Write off of property, plant and equipment	87	282
Realized and unrealized losses on commodity put options	29,797	-
Income and other taxes	311,792	(306,396)
Other items	258	2,403

Net change in non-cash operating working capital items:
(Increase) decrease in:
Inventories	(109,212)	(26,534)
Trade, other receivables and prepaid expenses	52,148	(43,456)
(Decrease) increase in:
Trade and other payables	29,554	12,414
Deferred revenue	46,079	75,393
Cash generated from operating activities before interest and tax	$1,210,790	$371,169

(b)	Supplementary information regarding other non-cash transactions
The
non-cash
investing and financing activities relating to operations not already disclosed in the consolidated statements of cash flows were as follows:

	Year Ended December 31
	2021	2020
Investing activities

Change in accounts payable and accrued liabilities related to purchase of property, plant and equipment	$(40,022)	$(79,879)

Additions to property, plant and equipment - leased assets	13,945	-